OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated July 17, 2007

to Class Z Shares and Institutional Class Shares Prospectus, dated June 4, 2007, as supplemented June 12, 2007

This Supplement updates certain information contained in the currently effective Class Z Shares and Institutional Class Shares Prospectus of the above named funds (each, a “Fund”), series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces information contained under the heading “Institutional Class” beginning on page 90 of the Prospectus in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

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Distributor: Old Mutual Investment Partners

R-07-103 07/2007

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated July 17, 2007

to Class A, Class C, Class Z, and Institutional Class Shares Statement of Additional Information, dated June 4, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, and Institutional Class Shares Statement of Additional Information (“SAI”) of the above named funds (each, a “Fund”), series funds of Old Mutual Advisor Funds. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the Prospectus and/or SAI, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces the paragraph under the heading “Institutional Class” on page 81 of the SAI in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

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Distributor: Old Mutual Investment Partners

R-07-113 07/2007